Capital Structure, Financial Risk and Related Items - Maturity profile of our marketable securities (Details) - DKK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	kr 10,381	kr 8,819
Not later than one year [member]
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current		6,195
Later than one year and not later than two years [member]
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	3,372	1,296
Later than two years and not later than three years [member]
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	3,041	314
Later than three years and not later than four years [member]
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	2,654	98
Later than four years and not later than five years [member]
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	448	87
Later than five years [member]
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	kr 866	kr 829